Basis of preparation and material accounting policies - Not applied IFRS issued but are not yet effective (Details)	12 Months Ended
Dec. 31, 2025
Description of expected impact of initial application of new standards or interpretations [Abstract]
Description of issued and published standards not yet reached the effective date and the group has not applied at an earlier date not expected to affect the group	• IFRS 10, ‘Consolidated Financial Statements’ – to clarify the requirements in relation to determining de facto agents of an entity; and • IAS 7, ‘Statement of Cash Flows’ – to replace the term ‘cost method’ with ‘at cost’, since the term is no longer defined in IFRS Accounting Standards. ③ Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures—Contracts Referencing Nature-dependent Electricity Contracts referencing nature-dependent electricity are defined contracts that expose an entity to variability in the underlying amount of electricity because the source of electricity generation depends on uncontrollable natural conditions (for example, the weather). The amendments clarify that ‘contracts to buy or sell such electricity’ are assessed for eligibility under the own-use exemption. In addition, the amendments modify hedge accounting requirements by allowing an entity to designate as the hedged item a variable nominal amount of forecast electricity transactions that reflect the nature-dependent variability of electricity and introduce additional disclosure requirements. The amendments should be applied for annual periods beginning on or after January 1, 2026, and earlier application is permitted. The amendments do not have a significant impact on the financial statements. ④ Amendments to IFRS 18 Presentation and Disclosure in Financial Statements IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Management is currently assessing the detailed implications of applying the new standard on the group’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified: • Although the adoption of IFRS 18 will have no impact on the group’s net profit, the group expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported. The group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18. The group has not yet adopted IFRS 18 and is in the process of establishing a transition plan. The Group is preparing, as scheduled, its first interim financial statements in accordance with IFRS 18 for the period ending 31 March 2027, as well as its annual financial statements for the year ending 31 December 2027. IFRS 18 is not expected to have a material impact on the group. (2) Basis of consolidated financial statement presentation The consolidated financial statements consist of the financial statements of the parent company and the entities (including structured entities) controlled by the parent company (or its subsidiaries, which is the “Group”). Control is achieved where the Group 1) has the power over the investee, 2) is exposed, or has rights, to variable returns from its involvement with the investee, and 3) able to use its power to affect its returns. The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Group has less than most of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether the Group’s voting rights in an investee are enough to give it power, including: • The relative size of the Group’s holding of voting rights and dispersion of holdings of the other vote holders;